Organization and Business Operations, Conversion of Class B common Stock to Class A common Stock (Q1) (Details) - USD ($)	Dec. 21, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Conversion of Class B common stock to Class A common stock [Abstract]
Cash and Investment held in Trust Account		$ 19,205,223	$ 62,418,210	$ 237,038,010
Class B Common Stock [Member]
Conversion of Class B common stock to Class A common stock [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	750,000	750,000	750,000	5,750,000
Common stock, shares outstanding (in shares)	750,000	750,000	750,000	5,750,000
Class B Common Stock [Member] | Sponsor [Member]
Conversion of Class B common stock to Class A common stock [Abstract]
Conversion of Class B common stock to Class A common stock (in shares)	5,000,000
Class A Common Stock [Member]
Conversion of Class B common stock to Class A common stock [Abstract]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Cash and Investment held in Trust Account		$ 0	$ 0
Common stock, shares issued (in shares)	6,717,578	5,000,000	5,000,000	0
Common stock, shares outstanding (in shares)	6,717,578	5,000,000	5,000,000	0